Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 115,160
Balance at end of period	$ 119,004
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.2	0.7
Purchase of shares, Number of shares	44.9	37.5
Sale of shares, Number of shares	(44.6)	(37.5)
Ending balance, Number of shares	0.5	0.7
Balance at beginning of period	$ (17)	$ (64)
Purchase of shares, Amount	(3,504)	(3,096)
Sale of shares, Amount	3,483	3,102
Balance at end of period	(38)	(58)
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period	$ 11,138	$ 10,853
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.2	0.1
Purchase of shares, Number of shares	2.4	1.7
Sale of shares, Number of shares	(2.1)	(1.7)
Ending balance, Number of shares	0.5	0.1
Balance at beginning of period	$ (18)	$ (65)
Purchase of shares, Amount	(1,120)	(98)
Sale of shares and other equity instruments	1,087	136
Balance at end of period	$ (51)	$ (27)